SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of assets

Category	Estimated Useful Life
Machinery and electronic equipment	3 - 10 years
Motor vehicles	3 years
Leasehold improvements	Lesser of useful life or lease term

Schedule of estimated useful lives of intangible assets

Category	Estimated Useful Life
Customer relationships	3.89 years
Software	3.50 years
Domain name	10 years
Brand name	20 years
Others	2.23 years

Schedule of opening and closing balances of contract liabilities arising from contracts with customers

	Balance at	Balance at	Balance at
	December 31,	December 31,	December 31,
	2019	2020	2020
	RMB	RMB	US$

Contract liabilities	871,833	871,267	133,528